Equity	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
Equity

17. Equity

a)	Share capital

On February 26, 2025, J&F International invested R$ 319,901 in PicS N.V. without the issuance of new shares. On the same date, PicS N.V. invested the same amount in PicS Ltd, without the issuance of new shares. On February 27, 2025, PicS Ltd invested R$ 321,490 in PicS Holding, through the issue and subscription of 321,489,832 quotas, all nominative and with par value of R$ 1. On the same date, PicS Holding invested R$ 321,750 in PicPay Bank, through the issue and subscription of 88,121,683 shares, all nominative and without par value.

On March 25, 2025, J&F International invested R$ 50,290 in PicS N.V. without the issuance of new shares. On March 26, 2025, PicS N.V. invested the same amount in PicS Ltd, without the issuance of new shares. On the same date, PicS Ltd invested R$ 50,775 in PicS Holding, through the issue and subscription of 50,774,638 quotas, all nominative and with a par value of R$ 1. On March 27, 2025, PicS Holding invested R$ 50,000 in PicPay Bank, through the issue and subscription of 31,643,364 shares, all nominative and without par value.

On April 28, 2025, J&F International invested R$ 125,524 in PicS N.V. without the issuance of new shares. On April 29, 2025, PicS N.V. invested R$ 122,073 in PicS Ltd., without the issuance of new shares. On April 30, 2025, PicS Ltd. invested R$ 121,616 in PicS Holding through the issuance and subscription of 121,616,277 quotas, all nominative and with a par value of R$ 1.00 each. Later, on the same day, PicS Holding invested R$ 121,154 in PicPay Bank through the issuance and subscription of 49,627,302 shares, all nominative and without par value.

On May 27, 2025, J&F International invested R$ 49,989 in PicS N.V. without the issuance of new shares. On the same day, PicS N.V. invested the same amount in PicS Ltd., without the issuance of new shares. On May 28, 2025, PicS Ltd. invested R$ 50,164 in PicS Holding through the issuance and subscription of 50,163,586 quotas, all nominative and with a par value of R$ 1.00 each. On May 29, 2025, PicS Holding invested R$ 49,973 in PicPay Bank through the issuance and subscription of 21,777,231 shares, all nominative and without par value.

On June 19, 2025, J&F International transferred one share issued by PicS N.V., with a nominal value of EUR 0.005 to Banco Original, and from this date Banco Original holds 9.5% of the share capital of the Company. On the same date, Stichting JAB distributed 1 share issued by PicS N.V. to Mr. José Antonio Batista, who transferred this 1 share to Mr. Albino Andrade de Pinho, from this date, Mr. Albino Andrade de Pinho holds 0.5% of the share capital of the Company.

On July 21, 2025, J&F International invested R$ 108,442 in PicS N.V. without the issuance of new shares. On the same date, PicS N.V. invested the same amount in PicS Ltd. without the issuance of new shares. On July 23, 2025, PicS Ltd. invested R$ 108,317 in PicS Holding through the issuance and subscription of 108,317,593 quotas, all nominative and with par value of R$ 1.00 each. On the same date, PicS Holding invested R$ 107,906 in PicPay Bank through the issuance and subscription of 46,423,381 shares, all nominative and without par value.

On September 23, 2025, J&F International invested R$ 149,358 in PicS N.V. without the issuance of new shares. On September 24, 2025, PicS N.V. invested the same amount in PicS Ltd., without the issuance of new shares. On September 25, 2025, PicS Ltd. invested R$ 150,394 in PicS Holding through the issuance and subscription of 150,000,000 quotas, all nominative and with a par value of R$ 1.00 each. On September 26, 2025, PicS Holding invested R$ 150,000 in PicPay Bank through the issuance and subscription of 60,880,607 shares, all nominative and without par value.

On November 25, 2025, J&F International invested R$ 360,000 in PicS N.V. without the issuance of new shares. On the same day, PicS N.V. invested the same amount in PicS Ltd., also without the issuance of new shares. Subsequently, PicS Ltd. invested the same amount in PicS Holding through the issuance and subscription of 360,000,000 nominative quotas, each with a par value of R$ 1.00.

On November 26, 2025, a non-disproportional partial spin-off of PicS Holding was approved, which involved the transfer of a portion of its equity, totaling R$ 360,000, to J&F Participações S.A. As a result, J&F Participações S.A.’s direct interest in PicS Holding was terminated.

Following the completion of this transaction, PicS Ltd. became the holder of 100% of the share capital of PicS Holding.

On December 24, 2025, J&F International invested R$ 20,000 in PicS N.V. without the issuance of new shares, On December 29, 2025, PicS N.V. invested R$ 1,800 in PicPay Participações through the issuance and subscription of 1,800,000 nominative quotas, each with a par value of R$ 1.00.

As of December 31, 2025, the total share capital incorporated under Dutch law is EUR 1 divided into 200 shares, each with par value of EUR 0.005, all nominative and entitled to 1 vote per share and with priority in the distribution of dividends.

On December 31, 2025, by virtue of a Sale and Purchase Agreement, J&F International transferred one share issued by PicS N.V., with a nominal value of EUR 0.005 to Stichting JAB, from this date Stichting JAB holds 4% of the share capital of the Company.

On January 06, 2026, PicPay Participações e Investimentos LTDA, invested R$ 9,000 in Zem Collection Ltda,through the issuance and subscription of 9,000 quotas, all nominative and with par value of R$ 1.00 each.

On January 12, 2026, J&F International invested R$ 37,160 in PicS N.V. without the issuance of new shares. On January 13, 2026, PicS N.V. invested R$37,160 in PicPay Participações e Investimentos LTDA, through the issuance and subscription of 37,160,691 quotas, all nominative and with par value of R$ 1.00 each.

On January 14, 2026, PicPay Participações e Investimentos Ltda invested R$ 37,019 in Nosso Time Igaming Ltda, through the issuance and subscription of 37,019,279 quotas, all nominative and with par value of R$ 1.00 each.

On January 29, 2026, PicS N.V. (formerly PicPay Holdings Netherlands B.V.) went public on the NASDAQ stock exchange (NY). This change modified the company’s legal nature, transforming it from a limited liability company (“B.V.” in Dutch) to a public limited company (“N.V.” in Dutch). On February 13, 2026, PicS N.V. invested R$ 1.5 billion in PicS Ltd. without the issuance of new shares. On February 18, 2026, Pics Ltd. invested R$ 1.5 billion in Pics Holding Ltda through the issuance and subscription of 1.5 billion quotas, all nominative and with par value of R$ 1.00 each. On the same date, PicS Holding invested R$ 1.5 billion in PicPay Bank through the issuance and subscription of 725,025,763 shares, all nominative and without par value.

On May 15, 2026, PicS N.V. invested R$ 8,101 in Pics Holding Ltda through the issuance and subscription of 8,101 quotas, all nominative and with par value of R$ 1.00 each. On May 18, 2026, PicS Holding invested R$ 8,101,098 in Crednovo through the issuance and subscription of 154,087,049 shares, all nominative and without par value.

b) Composition of share capital

	June 30, 2026		December 31, 2025
	Number of shares	Total shares %	Number of shares	Total shares %
Shareholder
J&F International B.V.	86,451,624	66.71%	162	81.00%
Banco Original S.A.	10,139,388	7.82%	8	4.00%
Stichting JAB	4,269,216	3.29%	6	3.00%
Stichting ACC Family	3,201,912	2.47%	2	1.00%
Stichting AGR	1,067,304	0.82%	2	1.00%
Stichting ECS	1,067,304	0.82%	19	9.50%
Albino Andrade de Pinho	533,652	0.41%	1	0.50%
Other Investors (Free Float)	22,857,143	17.64%	-	0.00%
Total	129,587,543	100.00%	200	100.00%

c) Earnings per share

	June 30, 2026	June 30, 2025
Earnings attributable to shareholders of the parent company	421,615,813	179,062,000
Weighted average outstanding shares - ordinary shares - basic	126,051,631	200
Earnings per share - basic and diluted	3.3448	895,310

(1)	amounts in reais

d) Share-based long-term incentive plan (LTIP)

PicPay operates a Long-Term Incentive Plan (“LTIP”) for employees from junior to executive levels. The LTIP was established by PicS Ltd on July 1, 2021 and was adopted by the Company and its subsidiaries. The LTIP is designed to support the Group’s long-term success by retaining key talents and aligning employees’ interests with those of the Group.

Under the LTIP, eligible employees may be granted awards that are either equity-settled or cash-settled, depending on the terms of each individual grant and the employee’s role. Awards granted under the LTIP are generally subject to both a service condition, requiring participants to remain actively employed by PicPay throughout the relevant vesting periods; and a non-market performance condition, requiring the occurrence of a qualifying liquidity event, defined as either (a) an initial public offering (“IPO”) of PicPay’s shares, or (b) a private placement of PicPay’s shares to third parties, as specified in the plan rules.

The overall vesting period is 5 years, divided into five annual tranches, each representing 20% of the total award. The first tranche vested after one full year of service from July 1, 2021. PicPay had the ability to elect additional beneficiaries after July 19, 2021, to whom the same vesting schedule applies. For beneficiaries hired after July 1, 2021, vesting periods start on fixed dates depending on the quarter of hire, as set out in the plan rules.

An award is considered vested only when both the service condition and the liquidity condition have been satisfied. Once an award has been vested, settlement (either in shares for equity-settled awards or in cash for cash-settled awards) is made within 30 days following the occurrence of the liquidity event. If the liquidity event occurs after the end of the original five-year vesting period, vested awards remain outstanding and the beneficiaries retain their entitlement, subject to the other terms of the plan.

On January 29, 2026, the completion of the IPO satisfied the non-market performance (liquidity) condition of the LTIP, and, to the extent that the service condition had been met by the beneficiaries at the IPO date, a portion of the outstanding LTIP awards vested and became eligible for settlement in cash or shares, as applicable.